S000045241 [Member] Investment Objectives and Goals - SFT T. Rowe Price Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT T. Rowe Price Value Fund
Objective [Heading]	SFT T. Rowe Price Value Fund: Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation by investing in common stocks believed to beundervalued.
Objective, Secondary [Text Block]	Income is a secondary objective.